Liabilities in Respect of IIA Grants (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of israeli innovation authority grants [Abstract]
Schedule of Israeli innovation authority grants
	December 31
	2025	2024

Balance as of January 1,	8,343	7,803
Royalties	(185)	(212)
Amounts carried to Profit or Loss	380	752
Balance as of December 31,	8,538	8,343

Current maturities	(247)	(194)
Long term liabilities in respect of IIA grants	8,291	8,149